Hartford Multifactor International Fund

Schedule of Investments June 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.6%
	Australia - 8.7%
1,109	AGL Energy Ltd.	$	$13,120
689	Ampol Ltd.		14,039
314	Ansell Ltd.		7,982
317	Australia & New Zealand Banking Group Ltd.		4,113
1,034	Bendigo & Adelaide Bank Ltd.		5,050
538	BHP Group Ltd.		13,395
2,077	BlueScope Steel Ltd.		17,110
426	CIMIC Group Ltd.		7,159
1,256	Coca-Cola Amatil Ltd.		7,565
55	Cochlear Ltd.		7,221
294	Computershare Ltd.		2,722
48	CSL Ltd.		9,547
1,009	Dexus REIT		6,476
773	Downer EDI Ltd.		2,366
98	Flight Centre Travel Group Ltd.		766
1,669	Fortescue Metals Group Ltd.		16,225
1,887	GPT Group REIT		5,482
347	JB Hi-Fi Ltd.		10,382
2,270	Link Administration Holdings Ltd.		6,494
13	Macquarie Group Ltd.		1,079
3,630	Mirvac Group REIT		5,483
6,233	Qantas Airways Ltd.		16,517
76	Ramsay Health Care Ltd.		3,510
3,741	Scentre Group REIT		5,679
426	Sonic Healthcare Ltd.		8,996
192	Suncorp Group Ltd.		1,234
4,341	Telstra Corp. Ltd.		9,423
669	Wesfarmers Ltd.		20,801
565	Woolworths Group Ltd.		14,564

			244,500

	Austria - 0.1%
38	Oesterreichische Post AG		1,258
39	OMV AG		1,316
145	UNIQA Insurance Group AG		976

			3,550

	Belgium - 1.8%
10	Ackermans & van Haaren N.V.*		1,309
344	Ageas		12,191
150	Colruyt S.A.		8,244
26	Elia Group S.A.		2,829
27	KBC Ancora		921
179	KBC Group N.V.		10,284
454	Proximus SADP		9,251
14	Sofina S.A.		3,697
30	UCB S.A.		3,481

			52,207

	Canada - 10.2%
243	Air Canada*		3,034
300	Algonquin Power & Utilities Corp.(1)		3,878
358	Alimentation Couche-Tard, Inc. Class B		11,226
373	AltaGas Ltd.		4,300
83	Atco Ltd. Class I		2,462
270	Bank of Montreal		14,371
135	Bank of Nova Scotia		5,587
206	Barrick Gold Corp.		5,543
278	BCE, Inc.		11,594
202	Canadian Apartment Properties REIT		7,230
29	Canadian Imperial Bank of Commerce		1,938
66	Canadian Tire Corp. Ltd. Class A		5,719
133	Canadian Utilities Ltd. Class A		3,311
254	Capital Power Corp.		5,235

Hartford Multifactor International Fund

Schedule of Investments – (continued) June 30, 2020 (Unaudited)

242	CGI, Inc.*	$15,246
73	Emera, Inc.	2,872
225	Empire Co., Ltd. Class A	5,388
5	Fairfax Financial Holdings Ltd.	1,545
12	Fortis, Inc.	456
101	Genworth MI Canada, Inc.(1)	2,471
115	George Weston Ltd.	8,424
437	Great-West Lifeco, Inc.	7,661
402	Husky Energy, Inc.	1,321
194	Hydro One Ltd.(2)	3,648
160	iA Financial Corp., Inc.	5,358
251	Imperial Oil Ltd.	4,038
51	Intact Financial Corp.	4,854
2,013	Kinross Gold Corp.*	14,531
277	Loblaw Cos., Ltd.	13,489
31	Magna International, Inc.	1,381
518	Manulife Financial Corp.	7,047
183	Metro, Inc.	7,549
48	National Bank of Canada	2,175
100	Northland Power, Inc.	2,503
37	Onex Corp.	1,672
48	Open Text Corp.	2,038
294	Parkland Corp.	7,300
708	Power Corp. of Canada	12,454
192	Quebecor, Inc. Class B	4,125
293	RioCan Real Estate Investment Trust REIT(1)	3,315
210	Rogers Communications, Inc. Class B	8,438
176	Royal Bank of Canada	11,941
126	Saputo, Inc.	3,004
151	Shaw Communications, Inc. Class B	2,463
151	Stantec, Inc.	4,661
379	Sun Life Financial, Inc.	13,928
194	Suncor Energy, Inc.	3,271
576	TELUS Corp.	9,661
68	Toromont Industries Ltd.	3,374

		289,030

	China - 0.1%
500	Kerry Logistics Network Ltd.	667
5,000	Yangzijiang Shipbuilding Holdings Ltd.	3,366

		4,033

	Denmark - 2.7%
7	Carlsberg A/S Class B	928
57	Coloplast A/S Class B	8,884
17	GN Store Nord A/S	910
248	H. Lundbeck A/S	9,371
236	ISS A/S*	3,747
351	Novo Nordisk A/S Class B	22,867
71	Orsted A/S(2)	8,194
210	Pandora A/S	11,469
16	Rockwool International A/S Class B	4,354
25	Royal Unibrew A/S*	2,084
52	Topdanmark A/S	2,154

		74,962

	Finland - 0.7%
50	Elisa Oyj	3,043
405	Kesko Oyj Class B	6,932
4	Kone Oyj Class B	276
88	Nordea Bank Abp*	610
64	Orion Oyj Class B	3,104
71	Sampo Oyj Class A	2,447
50	TietoEVRY Oyj*	1,369
38	Valmet Oyj	996

		18,777

Hartford Multifactor International Fund

Schedule of Investments – (continued) June 30, 2020 (Unaudited)

	France - 6.0%
484	Air France-KLM*(1)	$2,198
147	Alstom S.A.	6,850
36	Arkema S.A.	3,460
119	AXA S.A.	2,504
41	BioMerieux	5,631
533	Bouygues S.A.*	18,258
132	Cie Generale des Etablissements Michelin SCA(1)	13,759
295	CNP Assurances*	3,422
28	Covivio REIT	2,031
68	Credit Agricole S.A.*	646
114	Eiffage S.A.*	10,450
22	Eurazeo SE*	1,130
37	Faurecia SE*	1,454
42	Gecina S.A. REIT	5,187
60	Ipsen S.A.	5,090
59	Korian S.A.*	2,165
58	Nexity S.A.	1,887
595	Orange S.A.	7,115
848	Peugeot S.A.*	13,906
75	Rubis SCA	3,616
139	Sanofi	14,176
202	SCOR SE*	5,579
107	Societe BIC S.A.	5,448
394	Societe Generale S.A.*	6,588
42	Sodexo S.A.	2,848
851	Suez(1)	10,002
318	Total S.A.	12,262
71	Veolia Environnement S.A.	1,603

		169,265

	Germany - 5.0%
62	Allianz SE	12,669
299	Alstria Office AG REIT	4,450
16	Carl Zeiss Meditec AG*	1,558
197	Covestro AG*(2)	7,503
558	Deutsche Lufthansa AG*(1)	5,598
27	Deutsche Post AG	992
809	Deutsche Telekom AG	13,574
106	Fresenius SE & Co. KGaA	5,269
61	Hannover Rueck SE	10,542
28	HeidelbergCement AG	1,499
126	Hella KGaA Hueck & Co.	5,176
73	Hochtief AG	6,496
35	LEG Immobilien AG	4,439
175	Merck KGaA	20,378
66	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	17,186
21	Rheinmetall AG	1,825
45	TAG Immobilien AG*	1,075
81	Talanx AG*	3,010
2,836	Telefonica Deutschland Holding AG	8,364
254	Uniper SE	8,196
23	Vonovia SE	1,406

		141,205

	Hong Kong - 3.0%
1,000	Cathay Pacific Airways Ltd.	967
5,000	Champion REIT	2,612
2,200	Chow Tai Fook Jewellery Group Ltd.	2,107
500	CK Hutchison Holdings Ltd.	3,238
700	Dairy Farm International Holdings Ltd.	3,271
400	Hang Seng Bank Ltd.	6,737
1,000	Henderson Land Development Co., Ltd.	3,814
2,500	HK Electric Investments & HK Electric Investments Ltd.	2,597
1,400	Hongkong Land Holdings Ltd.	5,823
1,000	Hysan Development Co., Ltd.	3,228
100	Jardine Matheson Holdings Ltd.	4,181

Hartford Multifactor International Fund

Schedule of Investments – (continued) June 30, 2020 (Unaudited)

1,000	Kerry Properties Ltd.	$2,598
900	Link REIT	7,389
1,200	Man Wah Holdings Ltd.	1,156
1,000	New World Development Co., Ltd.	4,748
1,000	NWS Holdings Ltd.	870
6,000	PCCW Ltd.	3,430
2,000	Sino Land Co., Ltd.	2,530
1,000	SITC International Holdings Co., Ltd.	1,071
1,000	Swire Pacific Ltd. Class A	5,315
1,000	Swire Properties Ltd.	2,553
300	VTech Holdings Ltd.	1,807
12,000	WH Group Ltd.(2)	10,370
1,500	Yue Yuen Industrial Holdings Ltd.	2,286

		84,698

	Ireland - 0.6%
30	CRH plc	1,033
89	ICON plc*	14,993
19	Kerry Group plc Class A	2,360

		18,386

	Israel - 1.2%
60	Bank Hapoalim BM	359
1,356	Bank Leumi Le-Israel BM	6,818
82	First International Bank of Israel Ltd.	1,740
95	Isracard Ltd.	216
1,111	Israel Chemicals Ltd.	3,309
2,261	Israel Discount Bank Ltd. Class A	6,896
317	Mizrahi Tefahot Bank Ltd.	5,957
65	Strauss Group Ltd.	1,802
46	Taro Pharmaceutical Industries Ltd.*	3,059
142	Tower Semiconductor Ltd.*	2,702

		32,858

	Italy - 2.7%
2,035	A2A S.p.A.	2,893
39	ACEA S.p.A.	750
574	Assicurazioni Generali S.p.A.	8,719
21	DiaSorin S.p.A.	4,033
186	Enav S.p.A.(2)	840
1,036	Enel S.p.A.	8,960
995	Eni S.p.A.	9,538
1,439	Hera S.p.A.	5,403
1,156	Iren S.p.A.	2,871
175	Italgas S.p.A.	1,018
479	Mediobanca Banca di Credito Finanziario S.p.A.	3,459
951	Poste Italiane S.p.A.(2)	8,307
168	Recordati S.p.A.	8,406
1,243	Unipol Gruppo S.p.A.*	4,856
2,388	UnipolSai Assicurazioni S.p.A.	5,721

		75,774

	Japan - 23.1%
100	ABC-Mart, Inc.	5,866
100	Aeon Co., Ltd.	2,326
200	Alfresa Holdings Corp.	4,192
200	ANA Holdings, Inc.*	4,571
200	Aozora Bank Ltd.	3,487
200	Asahi Kasei Corp.	1,637
1,400	Astellas Pharma, Inc.	23,379
200	Azbil Corp.	6,113
200	Bandai Namco Holdings, Inc.	10,528
300	Bic Camera, Inc.	3,187
400	Bridgestone Corp.	12,910
500	Brother Industries Ltd.	9,034
100	Canon Marketing Japan, Inc.	2,045
400	Canon, Inc.	7,979

Hartford Multifactor International Fund

Schedule of Investments – (continued) June 30, 2020 (Unaudited)

100	Casio Computer Co., Ltd.	$1,745
300	Dai-ichi Life Holdings, Inc.	3,591
100	Daiichikosho Co., Ltd.	2,992
2,500	Daiwa Securities Group, Inc.	10,502
300	FUJIFILM Holdings Corp.	12,840
100	Fujitsu Ltd.	11,708
400	Hakuhodo DY Holdings, Inc.	4,774
600	Haseko Corp.	7,576
1,000	Hino Motors Ltd.	6,785
200	Hitachi Ltd.	6,357
400	Honda Motor Co., Ltd.	10,237
100	Hoya Corp.	9,576
600	ITOCHU Corp.	12,983
500	Japan Airlines Co., Ltd.	9,023
600	Japan Post Holdings Co., Ltd.	4,282
700	K’s Holdings Corp.	9,562
300	Kajima Corp.	3,587
100	Kaken Pharmaceutical Co., Ltd.	5,121
800	KDDI Corp.	23,870
100	Kewpie Corp.	1,884
1,000	Konica Minolta, Inc.	3,478
100	Kyowa Exeo Corp.	2,401
300	Kyushu Railway Co.	7,795
200	Lawson, Inc.	10,060
400	Marubeni Corp.	1,817
800	Mazda Motor Corp.	4,834
1,900	Mebuki Financial Group, Inc.	4,426
400	Medipal Holdings Corp.	7,720
100	Mitsubishi Corp.	2,113
200	Mitsubishi Electric Corp.	2,612
100	Mitsubishi Heavy Industries Ltd.	2,361
500	Mitsubishi UFJ Lease & Finance Co., Ltd.	2,386
200	Mitsui & Co., Ltd.	2,963
200	NEC Corp.	9,609
100	NH Foods Ltd.	4,024
100	Nihon Kohden Corp.	3,361
300	Nikon Corp.	2,520
100	Nippo Corp.	2,526
600	Nippon Telegraph & Telephone Corp.	13,980
200	NTT Data Corp.	2,236
700	NTT DOCOMO, Inc.	18,584
300	Obayashi Corp.	2,820
600	Olympus Corp.	11,551
400	ORIX Corp.	4,967
400	Osaka Gas Co., Ltd.	7,907
100	Otsuka Holdings Co., Ltd.	4,358
800	Panasonic Corp.	7,015
500	Resona Holdings, Inc.	1,711
300	Ricoh Co., Ltd.	2,153
100	Sankyo Co., Ltd.	2,421
300	Santen Pharmaceutical Co., Ltd.	5,523
100	Sawai Pharmaceutical Co., Ltd.	5,140
700	Seiko Epson Corp.	8,019
200	Sekisui Chemical Co., Ltd.	2,866
700	Sekisui House Ltd.	13,365
200	Seven & i Holdings Co., Ltd.	6,543
100	Shimamura Co., Ltd.	6,773
600	Shimizu Corp.	4,943
100	Shionogi & Co., Ltd.	6,273
100	Ship Healthcare Holdings, Inc.	4,185
700	Skylark Holdings Co., Ltd.	11,122
100	Sony Financial Holdings, Inc.	2,414
100	Square Enix Holdings Co., Ltd.	5,066
600	Subaru Corp.	12,564
100	Sugi Holdings Co., Ltd.	6,781
500	Sumitomo Dainippon Pharma Co., Ltd.	6,929

Hartford Multifactor International Fund

Schedule of Investments – (continued) June 30, 2020 (Unaudited)

600	Sumitomo Electric Industries Ltd.	$6,921
300	Sumitomo Forestry Co., Ltd.	3,774
300	Sumitomo Rubber Industries Ltd.	2,971
100	Sundrug Co., Ltd.	3,310
200	Suzuken Co., Ltd.	7,472
100	Taisei Corp.	3,645
300	Teijin Ltd.	4,776
100	Terumo Corp.	3,806
100	Toho Gas Co., Ltd.	4,998
300	Tokio Marine Holdings, Inc.	13,132
300	Tokyo Electric Power Co. Holdings, Inc.*	923
400	Tokyo Gas Co., Ltd.	9,578
300	Toppan Printing Co., Ltd.	5,016
200	Tosoh Corp.	2,747
300	Toyota Boshoku Corp.	4,046
100	TS Tech Co., Ltd.	2,757
100	Tsumura & Co.	2,619
100	Tsuruha Holdings, Inc.	13,811
200	TV Asahi Holdings Corp.	2,914
100	Welcia Holdings Co., Ltd.	8,079
100	West Japan Railway Co.	5,609
900	Yamada Denki Co., Ltd.	4,464
300	Yamaha Motor Co., Ltd.	4,725
300	Yamazaki Baking Co., Ltd.	5,153
500	Z Holdings Corp.	2,454
100	Zensho Holdings Co., Ltd.	2,022

		653,186

	Luxembourg - 0.3%
157	Grand City Properties S.A.	3,631
750	L’Occitane International S.A.	1,264
138	RTL Group S.A.	4,428

		9,323

	Netherlands - 4.2%
105	Aalberts N.V.	3,443
665	Aegon N.V.	1,966
1,047	Altice N.V.*	4,049
337	ASR Nederland N.V.	10,369
115	GrandVision N.V.(2)	3,276
1,068	ING Groep N.V.	7,445
863	Koninklijke Ahold Delhaize N.V.	23,520
87	Koninklijke DSM N.V.	12,077
554	NN Group N.V.	18,619
315	Randstad N.V.	14,085
687	Royal Dutch Shell plc Class A	11,000
336	Signify N.V.*(2)	8,639
18	Wolters Kluwer N.V.	1,406

		119,894

	New Zealand - 0.6%
246	Contact Energy Ltd.	1,000
91	EBOS Group Ltd.	1,274
348	Fisher & Paykel Healthcare Corp. Ltd. Class C	8,017
425	Fletcher Building Ltd.	1,023
46	Mainfreight Ltd.	1,174
509	Mercury NZ Ltd.	1,551
150	Meridian Energy Ltd.	467
803	Spark New Zealand Ltd.*	2,359

		16,865

	Norway - 1.4%
207	Austevoll Seafood ASA	1,719
649	Equinor ASA	9,349
321	Leroy Seafood Group ASA	1,937
238	Marine Harvest ASA	4,537
973	Orkla ASA	8,543

Hartford Multifactor International Fund

Schedule of Investments – (continued) June 30, 2020 (Unaudited)

144	Salmar ASA*	$6,898
112	SpareBank 1 SR-Bank ASA	820
423	Storebrand ASA*	2,204
210	Telenor ASA	3,066

		39,073

	Portugal - 0.4%
877	Galp Energia SGPS S.A.	10,173

	Russia - 1.1%
2,072	Evraz plc	7,341
320	Polymetal International plc	6,407
4,787	VEON Ltd. ADR	8,617
216	X5 Retail Group N.V. GDR	7,661

		30,026

	Singapore - 1.7%
5,300	ComfortDelGro Corp. Ltd.	5,570
400	DBS Group Holdings Ltd.	6,019
9,300	Mapletree Commercial Trust REIT	13,013
1,200	Mapletree North Asia Commercial Trust REIT	806
736	Oversea-Chinese Banking Corp. Ltd.	4,797
1,200	SATS Ltd.	2,487
2,200	Singapore Airlines Ltd.	5,938
1,100	Singapore Telecommunications Ltd.	1,955
600	Venture Corp. Ltd.	7,012

		47,597

	Spain - 2.1%
49	Acciona S.A.	4,820
385	ACS Actividades de Construccion y Servicios S.A.	9,894
418	Banco Bilbao Vizcaya Argentaria S.A.	1,439
473	Bankinter S.A.	2,267
72	Ebro Foods S.A.	1,492
207	Enagas S.A.	5,064
514	Endesa S.A.	12,750
241	Iberdrola S.A.	2,814
422	Inmobiliaria Colonial Socimi S.A.	3,731
1,068	Mapfre S.A.	1,907
448	Merlin Properties Socimi S.A. REIT	3,733
108	Red Electrica Corp. S.A.	2,021
251	Repsol S.A.	2,218
541	Telefonica S.A.	2,588
35	Viscofan S.A.	2,285

		59,023

	Sweden - 2.8%
74	Atrium Ljungberg AB Class B	1,045
173	Axfood AB	3,782
330	Castellum AB	6,184
81	Electrolux AB Class B	1,363
81	Electrolux Professional AB Class B*	297
196	Fastighets AB Balder Class B*	7,499
227	Hennes & Mauritz AB Class B(1)	3,313
214	ICA Gruppen AB	10,172
87	Industrivarden AB Class A*	1,990
105	Investor AB Class B	5,570
100	L E Lundbergforetagen AB Class B*	4,558
129	Loomis AB*	3,082
249	Peab AB Class B*	2,058
589	Securitas AB Class B*	7,965
257	Skanska AB Class B*	5,247
107	Svenska Handelsbanken AB Class A*	1,016
776	Swedbank AB Class A*	9,965
536	Telia Co., AB	2,005
33	Volvo AB Class B*	519

Hartford Multifactor International Fund

Schedule of Investments – (continued) June 30, 2020 (Unaudited)

89	Wihlborgs Fastigheter AB	$1,464

		79,094

	Switzerland - 6.3%
196	Adecco Group AG	9,239
108	Baloise Holding AG	16,270
20	Banque Cantonale Vaudoise	1,948
15	Bucher Industries AG	4,333
218	Credit Suisse Group AG	2,268
57	Helvetia Holding AG	5,339
76	Julius Baer Group Ltd.	3,192
82	Kuehne + Nagel International AG*	13,659
62	Nestle S.A.	6,874
95	Novartis AG	8,276
51	PSP Swiss Property AG	5,744
68	Roche Holding AG	23,559
1	SGS S.A.	2,450
25	Sonova Holding AG	5,004
60	Sunrise Communications Group AG*(2)	5,337
48	Swiss Life Holding AG	17,857
36	Swiss Prime Site AG	3,339
113	Swiss Re AG	8,761
24	Swisscom AG	12,586
58	Zurich Insurance Group AG	20,551

		176,586

	United Kingdom - 10.8%
493	3i Group plc	5,076
253	Anglo American plc	5,832
65	Ashtead Group plc	2,193
123	AstraZeneca plc	12,801
162	Auto Trader Group plc(2)	1,055
350	Babcock International Group plc	1,341
548	Barratt Developments plc	3,368
262	Bellway plc	8,252
47	Berkeley Group Holdings plc	2,421
1,596	BP plc	6,114
264	Britvic plc	2,514
5,808	BT Group plc	8,214
2,800	Capita plc*	1,532
6,811	Centrica plc	3,236
277	Close Brothers Group plc	3,792
21	Coca-Cola European Partners plc	797
154	Compass Group plc	2,119
2,371	ConvaTec Group plc(2)	5,726
389	Dart Group plc	4,042
9	Diageo plc	299
236	Dialog Semiconductor plc*	10,787
3,611	Direct Line Insurance Group plc	12,108
301	Electrocomponents plc	2,506
132	Ferguson plc	10,793
638	Fiat Chrysler Automobiles N.V.*	6,533
585	Frasers Group plc*	2,217
615	GlaxoSmithKline plc	12,423
317	Hikma Pharmaceuticals plc	8,699
974	Howden Joinery Group plc	6,668
799	HSBC Holdings plc	3,713
77	IMI plc	878
1,557	ITV plc	1,439
2,774	Kingfisher plc	7,632
5,382	Legal & General Group plc	14,673
298	Mondi plc	5,574
554	National Grid plc	6,759
126	Pennon Group plc	1,745
71	Persimmon plc*	2,009
840	Redrow plc	4,480
304	Rio Tinto plc	17,108

Hartford Multifactor International Fund

Schedule of Investments – (continued) June 30, 2020 (Unaudited)

3,737	Royal Mail plc		$8,423
675	RSA Insurance Group plc		3,419
104	Segro plc REIT		1,150
892	Smith & Nephew plc		16,621
632	SSE plc		10,702
854	Tate & Lyle plc		7,060
920	Taylor Wimpey plc		1,624
133	Travis Perkins plc		1,854
1,483	Tritax Big Box plc REIT		2,664
352	Unilever N.V.		18,768
228	WH Smith plc		3,104
2,282	WM Morrison Supermarkets plc		5,376
598	WPP plc		4,662

			304,895

	Total Common Stocks (cost $2,924,093)		$2,754,980

Rights - 0.0%
	Spain - 0.0%
385	ACS Actividades de Construccion y Servicios S.A.*		601
234	Repsol S.A.*		114
541	Telefonica S.A.*		106

	Total Rights (cost $846)		$821

	Total Long-Term Investments (cost $2,924,939)		$2,755,801

Short-Term Investments - 0.8%
	Other Investment Pools & Funds - 0.0%
414	Fidelity Institutional Government Fund, Institutional Class, 0.05%(3)		414

	Securities Lending Collateral - 0.8%
1,054	Citibank NA DDCA, 0.08%, 7/1/2020(3)		1,054
7,720	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.09%(3)		7,720
12,316	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.16%(3)		12,316

			21,090

	Total Short-Term Investments (cost $21,504)		$21,504

	Total Investments (cost $2,946,443)	98.4%	$2,777,305
	Other Assets and Liabilities	1.6%	44,711

	Total Net Assets	100.0%	$2,822,016

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2020, the aggregate value of these securities was $62,895, representing 2.2% of net assets.

Hartford Multifactor International Fund

Schedule of Investments – (continued) June 30, 2020 (Unaudited)

(3)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

Hartford Multifactor International Fund

Schedule of Investments June 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$244,500	$—	$244,500	$—
Austria	3,550	—	3,550	—
Belgium	52,207	—	52,207	—
Canada	289,030	289,030	—	—
China	4,033	—	4,033	—
Denmark	74,962	8,194	66,768	—
Finland	18,777	—	18,777	—
France	169,265	—	169,265	—
Germany	141,205	—	141,205	—
Hong Kong	84,698	4,748	79,950	—
Ireland	18,386	14,993	3,393	—
Israel	32,858	3,059	29,799	—
Italy	75,774	—	75,774	—
Japan	653,186	—	653,186	—
Luxembourg	9,323	—	9,323	—
Netherlands	119,894	1,406	118,488	—
New Zealand	16,865	—	16,865	—
Norway	39,073	—	39,073	—
Portugal	10,173	—	10,173	—
Russia	30,026	8,617	21,409	—
Singapore	47,597	—	47,597	—
Spain	59,023	3,777	55,246	—
Sweden	79,094	3,082	76,012	—
Switzerland	176,586	—	176,586	—
United Kingdom	304,895	6,533	298,362	—
Rights	821	821	—	—
Short-Term Investments	21,504	21,504	—	—

Total	$2,777,305	$365,764	$2,411,541	$—

 (1) For the period ended June 30, 2020, there were no transfers in and out of Level 3.

Hartford Multifactor Large Cap Value Fund

Schedule of Investments June 30, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
Common Stocks - 94.1%
	Automobiles & Components - 1.3%
771	Ford Motor Co.	$	4,688
151	General Motors Co.		3,820
140	Gentex Corp.		3,608

			12,116

	Banks - 5.3%
285	Bank of America Corp.		6,769
20	Bank of Hawaii Corp.		1,228
78	Citigroup, Inc.		3,986
5	First Citizens BancShares, Inc. Class A		2,025
91	First Hawaiian, Inc.		1,569
145	JP Morgan Chase & Co.		13,639
222	MGIC Investment Corp.		1,818
45	PNC Financial Services Group, Inc.		4,734
16	Radian Group, Inc.		248
72	Truist Financial Corp.		2,704
154	U.S. Bancorp		5,670
255	Wells Fargo & Co.		6,528

			50,918

	Capital Goods - 7.3%
57	Carrier Global Corp.		1,267
32	Cummins, Inc.		5,544
17	Curtiss-Wright Corp.		1,518
47	Dover Corp.		4,538
83	Eaton Corp. plc		7,261
59	EMCOR Group, Inc.		3,902
121	Emerson Electric Co.		7,506
25	Fortune Brands Home & Security, Inc.		1,598
177	Johnson Controls International plc		6,043
28	Otis Worldwide Corp.		1,592
72	PACCAR, Inc.		5,389
57	Raytheon Technologies Corp.		3,512
61	Simpson Manufacturing Co., Inc.		5,146
23	Snap-on, Inc.		3,186
73	Trane Technologies plc		6,496
29	Watsco, Inc.		5,153

			69,651

	Commercial & Professional Services - 1.6%
93	IHS Markit Ltd.		7,021
52	ManpowerGroup, Inc.		3,575
55	Republic Services, Inc.		4,513

			15,109

	Consumer Durables & Apparel - 1.8%
13	Carter’s, Inc.		1,049
88	D.R. Horton, Inc.		4,880
28	Helen of Troy Ltd.*		5,280
37	Lennar Corp. Class A		2,280
114	PulteGroup, Inc.		3,879

			17,368

	Consumer Services - 0.8%
56	Aramark		1,264
409	Caesars Entertainment Corp.*		4,961
108	Norwegian Cruise Line Holdings Ltd.*		1,774

			7,999

	Diversified Financials - 5.4%
268	AGNC Investment Corp. REIT		3,457
525	Annaly Capital Management, Inc. REIT		3,444
118	Berkshire Hathaway, Inc. Class B*		21,064
6	BlackRock, Inc.		3,265
133	Blackstone Mortgage Trust, Inc. Class A REIT		3,204

Hartford Multifactor Large Cap Value Fund

Schedule of Investments – (continued) June 30, 2020 (Unaudited)

8	Capital One Financial Corp.	$501
11	Cboe Global Markets, Inc.	1,026
225	Chimera Investment Corp. REIT	2,162
53	Intercontinental Exchange, Inc.	4,855
644	MFA Financial, Inc. REIT	1,604
25	Nasdaq, Inc.	2,987
216	Starwood Property Trust, Inc. REIT	3,231
29	Two Harbors Investment Corp. REIT	146

		50,946

	Energy - 8.1%
302	Chevron Corp.	26,948
72	ConocoPhillips	3,025
417	Exxon Mobil Corp.	18,648
397	Kinder Morgan, Inc.	6,023
114	ONEOK, Inc.	3,787
106	Phillips 66	7,621
119	Valero Energy Corp.	7,000
208	Williams Cos., Inc.	3,956

		77,008

	Food & Staples Retailing - 0.3%
150	U.S. Foods Holding Corp.*	2,958

	Food, Beverage & Tobacco - 4.1%
15	Altria Group, Inc.	589
128	Archer-Daniels-Midland Co.	5,107
211	Flowers Foods, Inc.	4,718
152	General Mills, Inc.	9,371
114	Hormel Foods Corp.	5,503
35	Ingredion, Inc.	2,905
77	Kellogg Co.	5,087
94	Mondelez International, Inc. Class A	4,806
9	Tyson Foods, Inc. Class A	537

		38,623

	Health Care Equipment & Services - 6.5%
68	Cerner Corp.	4,661
59	CVS Health Corp.	3,833
26	Danaher Corp.	4,598
77	Dentsply Sirona, Inc.	3,393
80	Henry Schein, Inc.*	4,671
27	Laboratory Corp. of America Holdings*	4,485
281	Medtronic plc	25,768
45	Quest Diagnostics, Inc.	5,128
4	Universal Health Services, Inc. Class B	371
44	Zimmer Biomet Holdings, Inc.	5,252

		62,160

	Household & Personal Products - 2.2%
172	Procter & Gamble Co.	20,566

	Insurance - 10.8%
160	Aflac, Inc.	5,765
7	Alleghany Corp.	3,424
72	Allstate Corp.	6,983
53	American Financial Group, Inc.	3,363
115	Arch Capital Group Ltd.*	3,295
50	Arthur J Gallagher & Co.	4,874
26	Assured Guaranty Ltd.	635
45	Chubb Ltd.	5,698
44	Cincinnati Financial Corp.	2,817
109	CNA Financial Corp.	3,504
19	Everest Re Group Ltd.	3,918
121	Fidelity National Financial, Inc.	3,710
82	First American Financial Corp.	3,938
54	Globe Life, Inc.	4,008
40	Hanover Insurance Group, Inc.	4,053
27	Loews Corp.	926

Hartford Multifactor Large Cap Value Fund

Schedule of Investments – (continued) June 30, 2020 (Unaudited)

4	Markel Corp.*	$3,693
180	MetLife, Inc.	6,574
242	Old Republic International Corp.	3,947
17	Principal Financial Group, Inc.	706
91	Prudential Financial, Inc.	5,542
37	Reinsurance Group of America, Inc.	2,902
48	Travelers Cos., Inc.	5,474
5	White Mountains Insurance Group Ltd.	4,440
22	Willis Towers Watson plc	4,333
72	WR Berkley Corp.	4,125

		102,647

	Materials - 4.3%
11	Avery Dennison Corp.	1,255
15	Celanese Corp.	1,295
28	Ecolab, Inc.	5,571
202	Graphic Packaging Holding Co.	2,826
18	Martin Marietta Materials, Inc.	3,718
30	Packaging Corp. of America	2,994
74	PPG Industries, Inc.	7,849
24	Reliance Steel & Aluminum Co.	2,278
73	RPM International, Inc.	5,479
92	Sonoco Products Co.	4,811
28	Vulcan Materials Co.	3,244

		41,320

	Media & Entertainment - 3.7%
16	Charter Communications, Inc. Class A*	8,161
303	Comcast Corp. Class A	11,811
14	DISH Network Corp. Class A*	483
180	Interpublic Group of Cos., Inc.	3,089
18	Liberty Broadband Corp. Class C*	2,231
120	Liberty Media Corp-Liberty SiriusXM Class C*	4,134
70	Omnicom Group, Inc.	3,822
12	Walt Disney Co.	1,338

		35,069

	Pharmaceuticals, Biotechnology & Life Sciences - 2.7%
92	Gilead Sciences, Inc.	7,079
573	Pfizer, Inc.	18,737

		25,816

	Real Estate - 4.0%
20	Alexandria Real Estate Equities, Inc. REIT	3,245
387	Apple Hospitality, Inc. REIT	3,738
12	AvalonBay Communities, Inc. REIT	1,856
22	Camden Property Trust REIT	2,007
72	Duke Realty Corp. REIT	2,548
151	Equity Commonwealth REIT	4,862
26	Equity Residential REIT	1,529
16	Essex Property Trust, Inc. REIT	3,667
24	Healthpeak Properties, Inc. REIT	661
274	Host Hotels & Resorts, Inc. REIT	2,957
35	Mid-America Apartment Communities, Inc. REIT	4,013
33	National Health Investors, Inc. REIT	2,004
4	National Retail Properties, Inc. REIT	142
16	Realty Income Corp. REIT	952
72	Vornado Realty Trust REIT	2,751
62	Weyerhaeuser Co., REIT	1,393

		38,325

	Retailing - 1.2%
57	Genuine Parts Co.	4,957
45	LKQ Corp.*	1,179
48	Target Corp.	5,756

		11,892

Hartford Multifactor Large Cap Value Fund

Schedule of Investments – (continued) June 30, 2020 (Unaudited)

	Semiconductors & Semiconductor Equipment - 2.9%
8	Applied Materials, Inc.	$	484
4	Broadcom, Inc.		1,263
316	Intel Corp.		18,906
5	Lam Research Corp.		1,617
40	Skyworks Solutions, Inc.		5,114

			27,384

	Software & Services - 3.8%
74	Amdocs Ltd.		4,505
71	Black Knight, Inc.*		5,152
20	CACI International, Inc. Class A*		4,337
131	Cognizant Technology Solutions Corp. Class A		7,443
53	Fidelity National Information Services, Inc.		7,107
35	Global Payments, Inc.		5,937
169	Sabre Corp.		1,362

			35,843

	Technology Hardware & Equipment - 2.7%
72	Arrow Electronics, Inc.*		4,946
62	FLIR Systems, Inc.		2,515
48	Hewlett Packard Enterprise Co.		467
227	Juniper Networks, Inc.		5,189
96	Seagate Technology plc		4,647
94	TE Connectivity Ltd.		7,666

			25,430

	Telecommunication Services - 6.8%
787	AT&T, Inc.		23,791
57	T-Mobile U.S., Inc.*		5,937
627	Verizon Communications, Inc.		34,566

			64,294

	Transportation - 0.4%
102	Delta Air Lines, Inc.		2,861
5	Kansas City Southern		747
4	Old Dominion Freight Line, Inc.		678

			4,286

	Utilities - 6.1%
12	Alliant Energy Corp.		574
7	Ameren Corp.		493
64	American Electric Power Co., Inc.		5,097
19	Atmos Energy Corp.		1,892
45	CMS Energy Corp.		2,629
78	Consolidated Edison, Inc.		5,611
15	Dominion Energy, Inc.		1,218
36	DTE Energy Co.		3,870
60	Duke Energy Corp.		4,793
30	Entergy Corp.		2,814
5	Eversource Energy		416
35	Exelon Corp.		1,270
137	FirstEnergy Corp.		5,313
29	NextEra Energy, Inc.		6,965
37	PPL Corp.		956
42	Public Service Enterprise Group, Inc.		2,065
72	Southern Co.		3,733
55	WEC Energy Group, Inc.		4,821
55	Xcel Energy, Inc.		3,437

			57,967

	Total Common Stocks (cost $952,644)	$	895,695

Short-Term Investments - 0.1%
	Other Investment Pools & Funds - 0.1%
944	Fidelity Institutional Government Fund, Institutional Class, 0.05%(1)		944

Hartford Multifactor Large Cap Value Fund

Schedule of Investments – (continued) June 30, 2020 (Unaudited)

Total Short-Term Investments (cost $944)		$944

Total Investments (cost $953,588)	94.2%	$896,639
Other Assets and Liabilities	5.8%	54,739

Total Net Assets	100.0%	$951,378

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

Hartford Multifactor Large Cap Value Fund

Schedule of Investments June 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$12,116	$12,116	$—	$—
Banks	50,918	50,918	—	—
Capital Goods	69,651	69,651	—	—
Commercial & Professional Services	15,109	15,109	—	—
Consumer Durables & Apparel	17,368	17,368	—	—
Consumer Services	7,999	7,999	—	—
Diversified Financials	50,946	50,946	—	—
Energy	77,008	77,008	—	—
Food & Staples Retailing	2,958	2,958	—	—
Food, Beverage & Tobacco	38,623	38,623	—	—
Health Care Equipment & Services	62,160	62,160	—	—
Household & Personal Products	20,566	20,566	—	—
Insurance	102,647	102,647	—	—
Materials	41,320	41,320	—	—
Media & Entertainment	35,069	35,069	—	—
Pharmaceuticals, Biotechnology & Life Sciences	25,816	25,816	—	—
Real Estate	38,325	38,325	—	—
Retailing	11,892	11,892	—	—
Semiconductors & Semiconductor Equipment	27,384	27,384	—	—
Software & Services	35,843	35,843	—	—
Technology Hardware & Equipment	25,430	25,430	—	—
Telecommunication Services	64,294	64,294	—	—
Transportation	4,286	4,286	—	—
Utilities	57,967	57,967	—	—
Short-Term Investments	944	944	—	—

Total	$896,639	$896,639	$—	$—

 (1) For the period ended June 30, 2020, there were no transfers in and out of Level 3.

The Hartford Mutual Funds II, Inc. (the “Company”)

Notes to the Schedules of Investments

1. Investment Valuation and Fair Value Measurements:

For purposes of calculating the net asset value per share (“NAV”) of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable.

These levels are:

• Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

• Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

• Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser(s), as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Report.

2. Securities Lending:

The Company has entered into a securities lending agency agreement (“lending agreement”) with Citibank, N.A. (“Citibank”). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; and cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) The risk that the principal value of the collateral provided for the loaned securities or the value of any investments made with that collateral may decline; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.

The following table presents the market value of the Funds’ securities on loan, net of amounts available for offset under the master netting arrangements and any related collateral received by the Funds as of June 30, 2020.

	Investment Securities on Loan, at market value(1)	Collateral Posted by Borrower(2)	Net Amount(3)
Multifactor International Fund	$43,667	$(43,667)	$—
Multifactor Large Cap Value Fund	—	—	—

(1)

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2)	Collateral received in excess of the market value of securities on loan is not presented in this table.
(3)	Net amount represents the net amount receivable due from the counterparty in the event of default.

The total cash and non-cash collateral received by each Fund in connection with securities lending transactions is presented below:

Fund	Cash Collateral	Non-Cash Collateral
Multifactor International Fund	$21,090	$25,065
Multifactor Large Cap Value Fund	—	—

3. Secured Borrowings:

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2020.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

Multifactor International Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$21,090	$—	$—	$—	$21,090

Total Borrowings	$21,090	$—	$—	$—	$21,090

Gross amount of recognized liabilities for securities lending transactions					$21,090

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.